Schedule of Investments
September 30, 2019
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–92.88%
Collateralized Mortgage Obligations–2.80%
Fannie Mae ACES, 2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$1,657,858	$1,656,981
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	224,206	243,816
Fannie Mae Interest STRIPS
IO 6.50%, 10/25/2024	80,995	7,478
8.00%, 05/25/2030	517,867	124,155
7.50%, 01/25/2032	174,765	25,804
Fannie Mae REMICs
IO 3.00%, 10/25/26 to 02/25/28	11,953,350	806,290
8.00%, 08/18/27 to 09/18/27	483,717	94,170
6.00%, 05/25/2033	29,079	5,915
4.63%, (1 mo. USD LIBOR + 6.65%), 03/25/2039(a)	5,424,532	397,884
3.50%, 08/25/2042	1,004,848	95,830
1.79%, 02/25/2056(b)	12,067,108	633,822
7.00%, 09/25/32 to 05/25/33	657,209	305,508
6.59%, 06/25/2039(b)	709,426	822,486
2.52%, (1 mo. USD LIBOR + 0.50%), 06/25/2046(a)	620,511	622,669
Freddie Mac Multifamily Structured Pass Through Ctfs., 3.19% (12 mo. MTA Rate + 0.74%), 05/25/2044(a)	1,226,724	1,227,930
Freddie Mac REMICs
IO 3.00%, 09/15/25 to 04/15/26	1,211,088	66,083
2.50%, 09/15/2027	1,840,261	112,957
2.10%, 02/15/2039(b)	4,521,341	261,383
4.00%, 12/15/2041	1,052,056	68,247
2.58%, (1 mo. USD LIBOR + 0.55%), 10/15/2036(a)	700,344	705,114
2.73%, (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	249,773	250,216
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	798,197	205,714
Freddie Mac Structured Pass Through Ctfs., 6.50%, 02/25/2043	1,628,418	1,958,399
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,600,165	1,616,847
Ginnie Mae REMICs, 3.96%, 09/20/2041(b)	1,424,743	1,497,043
		13,812,741
Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–17.71%
5.00%, 02/01/2020 to 06/01/2040	$4,767,638	$5,271,875
3.50%, 08/01/2026 to 09/01/2049	17,109,767	17,762,086
6.50%, 05/01/2028 to 08/01/2033	296,552	330,662
6.00%, 03/01/2029	2,571	2,892
2.50%, 02/01/2031	3,003,508	3,035,361
8.50%, 08/01/2031	186,782	225,857
3.00%, 02/01/2032	9,530,749	9,818,027
8.00%, 08/01/2032	156,953	186,496
7.50%, 05/01/2035	247,167	292,241
5.50%, 12/01/2036	168,269	190,318
4.50%, 05/01/2038 to 02/01/2042	13,255,944	14,375,652
5.35%, 07/01/2038 to 10/17/2038	1,609,184	1,782,251
5.80%, 10/01/2038 to 01/20/2039	737,025	812,375
5.45%, 11/25/2038	1,916,030	2,128,372
4.00%, 06/01/2042 to 07/01/2049	27,085,374	28,566,956
ARM,
4.65%, (1 yr. USD LIBOR + 1.88%), 07/01/2036(a)	1,032,339	1,087,655
5.21%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(a)	81,303	86,397
5.31%, (1 yr. USD LIBOR + 2.18%), 03/01/2037(a)	290,061	308,596
4.75%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(a)	380,427	403,867
4.85%, (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	544,525	575,331
5.20%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(a)	71,093	74,853
4.85%, (1 yr. USD LIBOR + 1.85%), 03/01/2041(a)	21,609	22,787
		87,340,907

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–52.51%
8.00%, 07/01/2020 to 04/01/2033	$350,259	$421,334
6.50%, 06/01/2022 to 11/01/2038	1,925,732	2,174,408
5.50%, 11/01/2022 to 04/01/2038	5,690,817	6,339,014
7.00%, 07/01/2023 to 12/01/2033	235,892	247,376
4.50%, 07/01/2025 to 12/01/2048	13,653,854	14,667,070
5.00%, 06/01/2027 to 01/01/2041	4,610,942	5,076,696
3.00%, 02/01/2028 to 11/01/2045	14,701,228	15,132,789
9.50%, 04/01/2030	25,209	28,359
3.50%, 11/01/2030 to 09/01/2049	62,431,377	64,827,650
5.63%, 08/01/2032	267,236	283,502
8.50%, 10/01/2032	317,230	380,480
6.00%, 12/01/2035 to 05/01/2040	1,588,996	1,790,674
7.50%, 08/01/2037	383,720	454,373
5.45%, 01/01/2038	362,596	392,766
4.00%, 02/01/2042 to 11/01/2048	39,038,383	41,476,087
TBA,
2.50%, 11/01/2034(c)	12,000,000	12,100,547
3.00%, 11/01/2034 to 11/01/2049(c)	76,450,000	77,695,369
3.50%, 10/01/2049(c)	12,900,000	13,236,105
ARM,
4.63%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	118,694	124,895
4.11%, (1 yr. USD LIBOR + 1.30%), 02/01/2039(a)	1,290,645	1,334,559
3.06%, (1 yr. USD LIBOR + 1.67%), 08/01/2042(a)	713,014	725,517
		258,909,570
Government National Mortgage Association (GNMA)–19.86%
TBA,
4.00%, 11/19/2018(c)	16,800,000	17,468,063
3.00%, 11/01/2048(c)	29,800,000	30,557,804
3.50%, 11/01/2049(c)	32,500,000	33,660,352
9.00%, 10/15/2019 to 08/15/2024	2,255	2,259
9.50%, 11/15/2019 to 06/15/2022	15,735	15,802
8.00%, 03/15/2020 to 12/15/2021	28,002	28,082
7.00%, 11/15/2022 to 01/15/2029	174,296	180,811
6.50%, 04/15/2026 to 11/15/2028	79,013	87,490
6.00%, 01/15/2028 to 04/20/2029	210,186	233,652
Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
5.50%, 05/15/2033 to 10/15/2034	$593,399	$667,388
5.00%, 11/20/2037	571,766	618,025
5.88%, 01/20/2039(b)	1,459,094	1,647,565
4.49%, 07/20/2041(b)	2,203,175	2,384,642
3.50%, 07/20/2046	5,930,986	6,230,332
4.00%, 02/20/2048	3,945,013	4,157,842
		97,940,109
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $464,568,858)		458,003,327

Asset-Backed Securities–38.04%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 4.29%, 10/25/2035(b)	402,550	372,938
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.73%, 03/25/2045(b)(d)	3,403,802	3,556,599
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 4.04% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	111,023	111,586
Angel Oak Mortgage Trust, LLC, Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(d)	207,519	207,652
Arroyo Mortgage Trust, Series 2019-3, Class A3, 3.42%, 10/25/2048(b)(d)	4,776,716	4,823,536
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	66,088	63,640
Series 2006-A, Class 1A1, 4.70%, 02/20/2036(b)	581,561	583,734
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 4.31%, 03/25/2035(b)	1,392,061	1,426,618
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 3.15% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(d)	6,500,000	6,509,751
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class B, 3.00% (1 mo. USD LIBOR + 0.97%), 07/15/2032(a)(d)	3,000,000	3,002,705
Series 2017-BIOC, Class C, 3.08% (1 mo. USD LIBOR + 1.05%), 07/15/2032(a)(d)	2,954,000	2,956,686
Chase Mortgage Finance Corp.,
Series 2016-1, Class M3, 3.75%, 04/25/2045(b)(d)	2,651,540	2,718,080
Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(d)	2,633,739	2,646,655
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 4.23%, 12/25/2035(b)	$30,744	$30,069
Series 2007-A2, Class 2A1, 4.40%, 07/25/2037(b)	583,937	591,907
Series 2007-A2, Class 2A4, 4.40%, 07/25/2037(b)	539,434	542,342
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 2.56% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	311,011	303,684
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 4.36%, 08/25/2034(b)	131,590	128,162
Series 2005-11, Class A2A, 4.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	1,226,089	1,272,381
Series 2006-AR2, Class 1A2, 4.78%, 03/25/2036(b)	46,970	45,769
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, 1.33%, 08/10/2046(b)	29,931,018	1,001,621
Series 2014-FL5, Class B, 3.58% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(d)	91,554	91,649
Series 2014-LC15, Class D, 5.15%, 04/10/2047(b)(d)	3,000,000	3,076,028
Series 2015-CR24, Class XA, 0.91%, 08/10/2048(b)	42,092,177	1,615,969
Series 2015-CR26, Class C, 4.63%, 10/10/2048(b)	1,997,000	2,145,272
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(d)	4,081,756	4,252,954
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, 4.73%, 06/25/2034(b)	870,713	885,860
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 08/25/2043(b)(d)	1,257,542	1,280,106
Series 2013-7, Class B1, 3.58%, 08/25/2043(b)(d)	4,599,737	4,769,605
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(d)	2,206,026	2,243,393
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.83% (1 mo. USD LIBOR + 0.80%), 05/15/2035(a)(d)	4,640,695	4,647,956
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.51%, 08/10/2044(b)(d)	5,000,000	5,239,534
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(d)	921,039	920,529
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 3.81%, 06/27/2037(b)(d)	2,812,358	2,901,017
Principal Amount		Value

FREMF Mortgage Trust, Series 2017-KF41, Class B, 4.59% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(d)	$639,635	$645,256
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(d)	3,093,850	3,128,372
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(d)(e)	4,690,594	4,713,211
GCAT Trust, Series 2019-NM2, Class A1, 2.86%, 09/25/2059(d)(e)	3,735,000	3,739,326
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 4.01%, 06/19/2035(b)	1,200,981	1,221,821
GSAA Home Equity Trust, Series 2007-7, Class A4, 2.29% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	94,293	92,360
GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 4.22%, 12/25/2034(b)	536,017	546,978
Home Partners of America Trust,
Series 2017-1, Class C, 3.57% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,005,126
Series 2017-1, Class D, 3.92% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	6,620,000	6,631,641
Invitation Homes Trust,
Series 2017-SFR2, Class C, 3.47% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(d)	3,208,000	3,209,489
Series 2017-SFR2, Class D, 3.82% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(d)	7,916,000	7,935,355
Series 2018-SFR3, Class B, 3.17% (1 mo. USD LIBOR + 1.15%), 07/17/2037(a)(d)	5,000,000	5,000,086
Series 2018-SFR4, Class C, 3.42% (1 mo. USD LIBOR + 1.40%), 01/17/2038(a)(d)	4,229,000	4,232,009
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 4.65%, 02/25/2035(b)	$1,054,417	$1,090,021
Series 2005-A3, Class 6A5, 4.53%, 06/25/2035(b)	818,411	837,239
Series 2014-1, Class 1A17, 4.00%, 01/25/2044(b)(d)	2,656,773	2,754,296
Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(d)	3,824,755	3,906,243
Series 2015-5, Class A2, 3.34%, 05/25/2045(b)(d)	1,289,362	1,291,872
Series 2016-5, Class A1, 2.66%, 12/25/2046(b)(d)	2,114,554	2,118,758
Series 2017-5, Class A1, 3.18%, 10/26/2048(b)(d)	3,639,466	3,693,739
Series 2018-7FRB, Class A2, 2.90% (1 mo. USD LIBOR + 0.75%), 04/25/2046(a)(d)	4,432,264	4,428,899
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(d)	1,073,000	1,081,987
Luminent Mortgage Trust, Series 2006-1, Class A1, 2.26% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	53,611	46,294
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.46% (1 mo. USD LIBOR + 0.25%), 11/25/2035(a)	512,855	528,971
Series 2005-A, Class A1, 2.48% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	603,607	595,025
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, 2.75%, 11/25/2058(b)(d)	2,128,237	2,139,053
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 2.77% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(d)	3,561,539	3,559,870
Series 2019-NQM4, Class A3, 2.80%, 09/25/2059(b)(d)	7,500,000	7,514,662
OBX Trust, Series 2018-EXP1, Class 2A1, 2.87% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(d)	3,369,437	3,378,921
RALI Trust, Series 2006-QO2, Class A2, 2.29% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	49,055	18,912
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.41% ,7/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $893,583), 07/26/2045(b)(d)	587,424	604,404
Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 04/25/2043(b)	1,114,475	1,077,767
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(d)	1,951,770	1,966,403
Principal Amount		Value

Starwood Waypoint Homes Trust, Series 2017-1, Class D, 3.98% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	$5,750,000	$5,758,891
Stonemont Portfolio Trust, Series 2017-MONT, Class F, 5.64% (1 mo. USD LIBOR + 3.60%), 08/20/2030(a)(d)	1,932,590	1,939,443
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.49% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	386,419	372,725
Series 2004-20, Class 3A1, 4.04%, 01/25/2035(b)	191,315	193,599
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, 2.48% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	962,010	963,536
Structured Asset Securities Corp., Series 2002-21A, Class B1II, 4.56%, 11/25/2032(b)	168,808	165,483
Towd Point Mortgage Trust,
Series 2015-4, Class A1, 3.50%, 04/25/2055(b)(d)	578,143	583,713
Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(d)	3,771,729	3,805,046
Verus Securitization Trust,
Series 2017-2A, Class A2, 2.64%, 07/25/2047(b)(d)	1,701,934	1,697,551
Series 2017-2A, Class A3, 2.85%, 07/25/2047(b)(d)	1,668,563	1,664,893
Series 2018-1, Class A3, 3.21%, 02/25/2048(b)(d)	2,166,830	2,172,792
Series 2018-3, Class A-2, 4.18%, 10/25/2058(b)(d)	3,094,416	3,136,579
Series 2018-INV1, Class A3, 4.05%, 03/25/2058(b)(d)	937,928	945,036
Series 2019-3, Class A1, 2.78%, 07/25/2059(d)(e)	4,866,065	4,873,195
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, 4.06%, 11/25/2036(b)	124,432	118,637
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, 3.18% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(d)	1,478,480	1,475,076
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12, Class 1A1, 5.03%, 05/25/2035(b)	362,722	376,055
Series 2005-AR2, Class 2A2, 5.14%, 03/25/2035(b)	93,871	97,503
Series 2006-AR6, Class 7A2, 4.82%, 03/25/2036(b)	766,463	785,992
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.23%, 12/15/2046(b)(d)	2,600,000	2,763,730
Total Asset-Backed Securities (Cost $184,855,534)		187,589,828
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–5.64%
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 2M2, 4.92%, (1 mo. USD LIBOR + 2.90%) 07/25/2024(a)	$3,605,409	$3,758,162
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 4.22%, (1 mo. USD LIBOR + 2.20%) 02/25/2024(a)	1,013,493	1,025,720
Series 2015-HQ1, Class M3, STACR®, 5.82%, (1 mo. USD LIBOR + 3.80%) 03/25/2025(a)	3,976,148	4,093,754
Series 2015-DNA1, Class M2, STACR®, 3.87%, (1 mo. USD LIBOR + 1.85%) 10/25/2027(a)	3,533,145	3,557,213
Series 2016-DNA1, Class M2, STACR®, 5.05%, (1 mo. USD LIBOR + 2.90%) 07/25/2028(a)	1,949,225	1,962,821
Series 2016-HQA1, Class M2, STACR®, 4.77%, (1 mo. USD LIBOR + 2.75%) 09/25/2028(a)	1,137,019	1,142,606
Series 2016-HQA2, Class M2, STACR®, 4.27%, (1 mo. USD LIBOR + 2.25%) 11/25/2028(a)	2,003,340	2,013,062
Series 2016-HQA4, Class M2, STACR®, 3.32%, (1 mo. USD LIBOR + 1.30%) 04/25/2029(a)	2,817,866	2,828,808
Series 2017-DNA2, Class M1, STACR®, 3.22%, (1 mo. USD LIBOR + 1.20%) 10/25/2029(a)	3,665,503	3,678,824
Series 2018-DNA2, Class M1, STACR®, 2.82%, (1 mo. USD LIBOR + 0.80%) 12/25/2030(a)(d)	3,740,246	3,745,000
Total Agency Credit Risk Transfer Notes (Cost $28,362,995)		27,805,970
Principal Amount		Value
U.S. Treasury Securities–0.08%
U.S. Treasury Bills–0.08%(f)
1.80%, 12/19/2019 (Cost $403,202)(g)	$405,000	$403,462
Shares
Money Market Funds–3.93%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(h)	6,784,756	6,784,756
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(h)	4,844,555	4,846,008
Invesco Treasury Portfolio, Institutional Class, 1.79%(h)	7,754,007	7,754,007
Total Money Market Funds (Cost $19,384,771)		19,384,771
TOTAL INVESTMENTS IN SECURITIES–140.57% (Cost $697,575,360)		693,187,358
OTHER ASSETS LESS LIABILITIES—(40.57)%		(200,060,742)
NET ASSETS–100.00%		$493,126,616
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2019.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $171,084,358, which represented 34.69% of the Fund’s Net Assets.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	157	December-2019	$(33,833,500)	$32,719	$32,719
U.S. Treasury 5 Year Notes	118	December-2019	(14,059,516)	(13,843)	(13,843)
U.S. Treasury Ultra Bonds	34	December-2019	(6,524,812)	202,856	202,856
Total Futures Contracts				$221,732	$221,732
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$458,003,327	$—	$458,003,327
Asset-Backed Securities	—	187,589,828	—	187,589,828
Agency Credit Risk Transfer Notes	—	27,805,970	—	27,805,970
U.S. Treasury Securities	—	403,462	—	403,462
Money Market Funds	19,384,771	—	—	19,384,771
Total Investments in Securities	19,384,771	673,802,587	—	693,187,358
Other Investments - Assets*
Futures Contracts	235,575	—	—	235,575
Other Investments - Liabilities*
Futures Contracts	(13,843)	—	—	(13,843)
Total Other Investments	221,732	—	—	221,732
Total Investments	$19,606,503	$673,802,587	$—	$693,409,090

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund